Capital Lease (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Capital Lease (Textual)
Note payable - capital leases		$ 12,232		$ 12,232		$ 21,406	$ 39,754
Payments on capital leases		4,587	$ 4,587	7,645	$ 9,174	18,348	$ 18,348
Everbank [Member]
Capital Lease (Textual)
Note payable - capital leases expiration date	Mar. 31, 2020
Note payable - capital leases		$ 32,109		$ 32,109		$ 39,754
Note payable - capital leases monthly payment	$ 1,529
Note payable - capital leases terms	60 months